Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of Property and Equipment
Cost	Computer Equipment $	Equipment $	Leasehold Improvements $	Security System $	Total $

Balance, January 31, 2018	–	–	–	–	–
Exchange agreement (Note 6(e))	–	5,213	–	–	5,213
Effect of foreign exchange rate changes	–	94	–	–	94
Balance, January 31, 2019	–	5,307	–	–	5,307
Additions	7,349	65,698	200,084	269,611	542,742
Impairment	–	(5,213)	–	–	(5,213)
Effect of foreign exchange rate changes	–	(94)	–	–	(94)

Balance, January 31, 2020	7,349	65,698	200,084	269,611	542,742
Addition	–	10,153	–	–	10,153
Acquisition (Note 6(b))	–	44,553	–	–	44,553
Impairment (Notes 5(a) and 5(b))	(7,349)	(77,098)	(200,084)	(269,611)	(554,143)
Effect of foreign exchange rate changes	–	1,247	–	–	1,247

Balance, January 31, 2021	–	44,553	–	–	44,553

Accumulated Depreciation	Computer Equipment $	Equipment $	Leasehold Improvements $	Security System $	Total $

Balance, January 31, 2018	–	–	–	–	–
Depreciation	–	1,135	–	–	1,135
Effect of foreign exchange rate changes	–	10	–	–	10
Balance, January 31, 2019	–	1,145	–	–	1,145
Depreciation	306	2,615	–	–	2,921
Impairment	–	(1,312)	–	–	(1,312)
Effect of foreign exchange rate changes	–	(257)	–	–	(257)

Balance, January 31, 2020	306	2,191	–	–	2,497
Depreciation	2,756	22,393	–	–	25,149
Impairment (Notes 5(a) and 5(b))	(3,062)	(16,926)	–	–	(19,988)
Effect of foreign exchange rate changes	–	24	–	–	24

Balance, January 31, 2021	–	7,682	–	–	7,682
Net book value, January 31, 2021	–	36,871	–	–	36,871
Net book value, January 31, 2020	7,043	63,507	200,084	269,611	540,245
Net book value, January 31, 2019	–	4,162	–	–	4,162